Lease liabilities (Schedule of additional information about leasing activities for lessee) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Beginning balance	$ 90.3	$ 61.0
Acquired through the acquisition of Copper Mountain		34.6
Additional capitalized leases	25.5	21.4
Lease payments	(31.4)	(25.2)
Derecognized leases	(11.5)	(0.7)
Accretion and other movements	1.9	(0.8)
Ending balance	74.8	90.3
Current lease liabilities	30.5	28.9
Non-current lease liabilities	44.3	61.4
Lease Liabilities	$ 74.8	$ 90.3